Cambria Emerging Shareholder Yield ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Sector Weightings
Financials	23.8%
Information Technology	19.4%
Industrials	14.0%
Energy	12.0%
Consumer Discretionary	10.6%
Utilities	6.2%
Materials	4.3%
Consumer Staples	3.6%
Health Care	2.8%
Real Estate	2.5%
Communication Services	0.8%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.
COMMON STOCKS - 97.3%	Shares	Value
Brazil - 4.1%
Companhia de Saneamento de Minas	1,013,580	$3,865,932
Direcional Engenharia SA	891,150	4,391,667
Petroleo Brasileiro SA	624,945	4,453,925
TIM SA	1,351,780	3,599,164
Vibra Energia SA	1,180,745	3,430,677
		19,741,365

China - 19.2%
Anhui Conch Cement Co. Ltd. - Class H	1,346,795	3,621,114
Bank of Communications Co. Ltd. - Class H	7,473,735	6,033,162
CGN Power Co. Ltd. - Class H	16,747,270	5,394,788
China Pacific Insurance Group Co. Ltd. - Class H	1,661,405	4,936,091
China Petroleum & Chemical Corp. - Class H	9,661,965	5,307,205
China Shenhua Energy Co. Ltd. - Class H	2,092,645	8,419,567
COSCO Shipping Holdings Co. Ltd. - Class H	2,799,345	4,203,383
E-Commodities Holdings Ltd.	21,744,000	3,125,461
Fufeng Group Ltd.	8,456,000	5,643,194
Huadian Power International Corp. Ltd. - Class H	13,338,840	6,522,283
JNBY Design Ltd.	2,813,070	5,971,352
Lonking Holdings Ltd.	17,360,420	3,765,334
People's Insurance Co. Group of China Ltd. - Class H	14,200,100	7,253,224
PetroChina Co. Ltd. - Class H	7,886,570	6,062,777
PICC Property & Casualty Co. Ltd. - Class H	3,731,780	6,053,684
Shenzhen Expressway Corp. Ltd. - Class H	4,185,290	3,523,595
Sinopec Engineering Group Co. Ltd. - Class H	7,344,595	5,862,932
		91,699,146

Czech Republic - 1.0%
CEZ AS	110,073	4,823,647

Hong Kong - 0.6%
China Medical System Holdings Ltd.	2,989,490	2,693,338

India - 5.3%
Bank of Baroda	771,696	1,901,170
Coal India Ltd.	829,518	3,791,508
Indian Bank	833,031	5,344,920
Oil & Natural Gas Corp. Ltd.	1,216,332	3,687,772
Oil India Ltd.	1,235,169	5,995,720
Vedanta Ltd.	878,370	4,476,210
		25,197,300

Indonesia - 1.3%
Indo Tambangraya Megah Tbk PT	1,872,400	2,972,291
United Tractors Tbk PT	2,114,000	3,226,120
		6,198,411

Mexico - 3.3%
Arca Continental SAB de CV	604,000	5,502,515
Banco del Bajio SA	1,751,600	4,021,867
Genomma Lab Internacional SAB de CV - Class B	4,816,745	6,548,003
		16,072,385

Poland - 6.1%
Alior Bank SA	211,034	4,887,600
Bank Polska Kasa Opieki SA	110,448	4,355,233
Powszechna Kasa Oszczednosci Bank Polski SA	484,762	7,977,541
Powszechny Zaklad Ubezpieczen SA	510,766	6,280,245
XTB SA	341,525	5,509,484
		29,010,103

Russia - 0.0%(a)
Alrosa PJSC (b)(c)	538,800	0
Federal Grid Co. - Rosseti PJSC (b)(c)	333,725,250	4
Gazprom Neft PJSC (b)(c)	223,200	0
Gazprom PJSC (b)(c)	423,000	0
Inter RAO UES PJSC (b)(c)	11,040,000	0
LUKOIL PJSC (b)(c)	17,160	0
Magnitogorsk Iron & Steel Works PJSC (b)(c)	1,560,000	0
NovaBev Group PJSC (b)(c)	162,720	0
Novolipetsk Steel PJSC (b)(c)	458,400	0
OGK-2 PJSC (b)(c)	95,785,855	1
Sberbank of Russia PJSC (b)(c)	276,600	0
Severstal PAO (b)(c)	85,200	0
Unipro PJSC (b)(c)	21,240,000	0
		5

South Africa - 11.9%
Exxaro Resources Ltd.	366,068	3,435,249
FirstRand Ltd.	1,040,246	4,244,504
Investec Ltd.	971,388	6,185,271
Investec PLC	988,526	6,313,974
Kumba Iron Ore Ltd.	149,224	3,104,131
Motus Holdings Ltd.	958,406	5,647,067
Nedbank Group Ltd.	350,098	5,140,767
Reunert Ltd.	1,733,812	6,361,719
Sanlam Ltd.	1,116,904	4,866,969
Tiger Brands Ltd.	401,508	5,934,775
Truworths International Ltd.	1,218,444	5,591,831
		56,826,257

South Korea - 12.8%
DB Insurance Co. Ltd.	76,104	5,085,821
Doosan Bobcat, Inc.	97,983	3,240,250
GS Holdings Corp. (c)	142,550	3,777,133
Hanmi Semiconductor Co. Ltd.	126,867	9,883,926
HD Hyundai Co. Ltd.	83,716	4,787,887
KB Financial Group, Inc.	88,983	5,615,789
KEPCO Plant Service & Engineering Co. Ltd.	162,688	5,206,464
Kia Corp.	79,527	5,582,762
KT&G Corp.	69,176	5,265,565
Samsung C&T Corp.	41,828	3,451,602
Samsung Life Insurance Co. Ltd. (c)	71,903	4,409,193
Woori Financial Group, Inc.	435,915	4,830,166
		61,136,558

Taiwan - 28.6%(d)
Advancetek Enterprise Co. Ltd.	2,479,000	6,226,283
Asustek Computer, Inc.	390,000	7,233,256
Catcher Technology Co. Ltd.	854,000	5,192,679
Chicony Electronics Co. Ltd.	1,603,000	7,493,858
China Motor Corp.	1,221,000	3,021,908
Dimerco Express Corp.	2,416,054	5,935,307
Evergreen Marine Corp. Taiwan Ltd.	989,000	6,179,739
Evergreen Steel Corp.	1,209,000	3,265,571
Fusheng Precision Co. Ltd.	521,000	5,229,421
Global Mixed Mode Technology, Inc.	399,000	2,773,543
Holy Stone Enterprise Co. Ltd.	1,449,000	3,856,267
Huaku Development Co. Ltd.	1,603,000	5,436,721
IEI Integration Corp.	2,324,000	5,510,340
ITE Technology, Inc.	1,736,000	7,532,144
L&K Engineering Co. Ltd.	794,000	6,065,143
Novatek Microelectronics Corp.	296,000	4,739,184
O-TA Precision Industry Co. Ltd.	1,416,000	3,037,252
Powertech Technology, Inc.	841,000	3,006,508
Radiant Opto-Electronics Corp.	1,148,000	7,015,400
Systex Corp.	1,442,000	5,705,787
TaiDoc Technology Corp.	854,000	3,731,423
Tong Yang Industry Co. Ltd.	1,261,000	4,180,472
Transcend Information, Inc.	1,442,000	3,846,449
Tripod Technology Corp.	1,148,000	6,892,630
Utechzone Co. Ltd.	1,558,000	5,260,297
Winstek Semiconductor Co. Ltd.	1,221,000	4,122,479
Wisdom Marine Lines Co. Ltd.	2,330,000	4,456,673
		136,946,734

Turkey - 3.1%
Dogus Otomotiv Servis ve Ticaret AS	616,014	3,232,568
Enerjisa Enerji AS	4,855,922	8,304,253
Turkiye Petrol Rafinerileri AS	903,021	3,557,140
		15,093,961
TOTAL COMMON STOCKS (Cost $457,526,024)		465,439,210

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Treasury Obligations Fund - Class X, 4.31% (e)	9,680,875	9,680,875
TOTAL SHORT-TERM INVESTMENTS (Cost $9,680,875)		9,680,875

TOTAL INVESTMENTS - 99.3% (Cost $467,206,899)		475,120,085
Other Assets in Excess of Liabilities - 0.7%		3,331,645
TOTAL NET ASSETS - 100.0%		$478,451,730
two		–%
Percentages are stated as a percent of net assets.		–%

AS – Aksjeselskap PAO – Russian Public Stock Company PJSC - Public Joint Stock Company
PLC - Public Limited Company PT – Perseroan Terbatas SA – Sociedad Anónima SAB de CV – Sociedad Anónima Bursátil de Capital Variable

(a)	Represents less than 0.5% of net assets.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5 or 0.0% of net assets as of January 31, 2025.

(c)	Non-income producing security.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

 The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria Emerging Shareholder Yield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks	$465,439,205	$–	$5	$465,439,210
Money Market Funds	9,680,875	–	–	9,680,875
Total Investments	$475,120,080	$–	$5	$475,120,085

(a) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.